Note 21 - Advertising Expenses (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Other Income and Expenses [Abstract]
Advertising Expense	$ 6,379	¥ 656,890	¥ 671,260	¥ 563,051